Revenue Information (Tables)	6 Months Ended
Jun. 30, 2024
Revenue Information [Abstract]
Schedule of Revenue	Revenue consists of the following:
	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Base commission from transactions	143,563	132,065
Innovation initiatives and other value-added services	9,925	7,904
	153,488	139,969